Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 22, 2024
Document Effective Date	Mar. 22, 2024
Prospectus Date	Jan. 29, 2024